Stock Options (Details)	Sep. 30, 2016 USD ($) $ / shares shares	Dec. 31, 2015 $ / shares shares
Stock Options Details
Company granted a total of options | shares	137,375	51,875
Compensation cost of the options | $	$ 136,787
Total compensation cost of the options | shares	660,500	306,796
Total compensation cost of the options will be recognized in years	3.02	3.81
Weighted average exercise price of the options | $ / shares	$ 4.21	$ 5.94
Weighted average fair value of the options on the dates of grant | $ / shares	$ 3.23	$ 5.91